Note 15 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk - Cash Flows (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
3 Months or Less [Member]
Information about terms and conditions of hedging instruments and how they affect future cash flow Line Items
Receivable cash inflows	€ 144
Payable cash outflows	144
From 3 Months to 1 Year [Member]
Information about terms and conditions of hedging instruments and how they affect future cash flow Line Items
Receivable cash inflows	407
Payable cash outflows	491
From 1 to 5 Years [Member]
Information about terms and conditions of hedging instruments and how they affect future cash flow Line Items
Receivable cash inflows	2,237
Payable cash outflows	2,703
Over 5 Years [Member]
Information about terms and conditions of hedging instruments and how they affect future cash flow Line Items
Receivable cash inflows	2,287
Payable cash outflows	2,348
Total [Member]
Information about terms and conditions of hedging instruments and how they affect future cash flow Line Items
Receivable cash inflows	5,076
Payable cash outflows	€ 5,686